Shareholders' Equity (Schedule Of Dividends Paid) (Details) (USD $)	3 Months Ended						12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Cash dividend paid per share	$ 0.45	$ 0.45	$ 0.43	$ 0.40	$ 0.35	$ 0.30	$ 1.73	$ 0.65	$ 0.21
Cash dividend declared per share							$ 1.78	$ 1.05